Long-Term Debt - Narrative (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Broker Repurchase Agreements	Nov. 30, 2012 Broker Repurchase Agreements
Debt Instrument [Line Items]
Debt repurchased during period				$ 300,000,000
Debt repurchased during period, rate				1.75%
Total prepayment penalty			25,000,000
Effective interest rate percentage			3.40%
Prepayment Penalty, Future Amortization Expense [Abstract]
2014			4,900,000
2015			5,000,000
2016			5,100,000
2017			4,800,000
Prepayment penalty	(19,766,000)	(24,601,000)	19,766,000
Long-term debt with contractual maturity longer than five years	176,745,000	152,171,000
Long term debt, callable by the issuer in 2013	$ 150,000,000